PROVISIONS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
PROVISIONS AND CONTINGENT LIABILITIES
PROVISIONS AND CONTINGENT LIABILITIES
NOTE 21. PROVISIONS AND CONTINGENT LIABILITIES
21.1. Provisions
The following tables show the detail of the provisions at December 31, 2025, and 2024:
As of December 31, 2025

	Judicial proceedings	Administrative proceedings(2)	Financial guarantees	Loan commitments	Onerous contracts(3)	Total(4)
In millions of COP
Balance as of January 1, 2025	45,485	83,468	4,493	296,929	8,720	439,095
Reclassification to liabilities related to investments in subsidiaries held for sale(1)	(4,232)	-	(383)	(34,836)	-	(39,451)
Additions recognized in the period	24,484	15,139	7,854	125,193	5,357	178,027
Provisions used during the period	(6,968)	(8,890)	-	-	(3,896)	(19,754)
Provisions reversed during the period	(8,813)	(834)	(2,222)	(145,967)	(2,781)	(160,617)
Translation adjustment	(1,086)	-	(71)	(13,488)	-	(14,645)
Final balance as of December 31, 2025	48,870	88,883	9,671	227,831	7,400	382,655
(1)The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For further information, see Note 1, Reporting Entity; Note 2.D12, Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31, Discontinued Operation..
(2)The balance mainly includes new provisions of COP 15,355 and an increase in existing provisions of COP 4,915.
(3)Onerous contracts corresponds to Renting Colombia S.A.S., whose maturity exceeds three years.
(4)The decrease mainly relates to Banistmo S.A. (a subsidiary classified as an asset held for sale), see Note 31 Discontinued operations.

As of December 31, 2024

	Judicial proceedings(1)	Administrative proceedings(2)	Financial guarantees(3)	Loan commitments	Onerous contracts(4)	Total
In millions of COP
Balance as of January 1, 2024	50,812	92,380	2,238	252,381	3,300	401,111
Additions recognized in the period	36,347	1,038	2,599	169,878	5,420	215,282
Provisions used during the period	(33,333)	(9,976)	-	-	-	(43,309)
Provisions reversed during the period	(11,362)	-	(407)	(138,052)	-	(149,821)
Translation adjustment	1,581	26	63	12,722	-	14,392
Effect of discounted cash flows	1,440	-	-	-	-	1,440
Final balance as of December 31, 2024	45,485	83,468	4,493	296,929	8,720	439,095
(1)The balance includes provisions mainly with Tuvacol S.A. and payments mostly with the processes of the municipality of Purificación Tolima and fiscal responsibility of the departmental comptroller's office of Cundinamarca.
(2)The balance mainly includes environmental remediation of the Santa Elena property (see Note 21.2. Contingent Liabilities) current Judicial Proceedings, and a contentious administrative proceedings arising from a difference in interpretation of the applicable income tax law for COP 15,655.
(3)The balance corresponds mainly to financial guarantees in Bancolombia S.A. and its increase is due to the new operations.
(4)Onerous contracts correspond to Renting Colombia S.A.S.

Litigation

As of December 31, 2025

Duration of the litigation provision	Judicial proceedings	Administrative proceedings	Onerous contracts
In millions of COP
Litigation under 1 month	31,092	-	-
Litigation greater than 1 year and up to 3 years	9,422	57,863	-
Litigation greater than 3 years	8,356	31,020	7,400
Total	48,870	88,883	7,400
As of December 31, 2024

Duration of the litigation provision	Judicial proceedings	Administrative proceedings	Onerous contracts
In millions of COP
Litigation under 1 month	25,746	373	-
Litigation greater than 1 year and up to 3 years	6,572	66,630	-
Litigation greater than 3 years	13,167	16,465	8,720
Total	45,485	83,468	8,720
The following table shows the changes in the provision for financial guarantees and loan commitments during period at December 31, 2025, and 2024 with the expected credit loss model:

	Stage 1	Stage 2	Stage 3	Total
Balance as of January 1, 2025	156,056	78,380	66,986	301,422
Transfers	20,656	(9,867)	(10,789)	-
Transfer to stage 1	29,755	(20,164)	(9,591)	-
Transfer to stage 2	(5,634)	14,210	(8,576)	-
Transfer to stage 3	(3,465)	(3,913)	7,378	-
Reclassification to liabilities related to investments in subsidiaries held for sale(1)	(13,784)	(21,048)	(387)	(35,219)
Provisions recognized during the period	63,517	26,002	43,528	133,047
Provisions reversed during the period	(100,991)	(23,973)	(23,225)	(148,189)
Translation adjustment	(8,297)	(5,194)	(68)	(13,559)
Balance as of December 31, 2025	117,157	44,300	76,045	237,502
(1) The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For further information, see Note 1, Reporting Entity; Note 2.D12, Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31, Discontinued Operation.

	Stage 1	Stage 2	Stage 3	Total
Balance as of January 1, 2024	158,337	45,058	51,224	254,619
Transfers	5,186	4,587	(9,773)	-
Transfer to stage 1	12,161	(6,950)	(5,211)	-
Transfer to stage 2	(4,383)	14,688	(10,305)	-
Transfer to stage 3	(2,592)	(3,151)	5,743	-
Provisions recognized during the period	74,787	51,131	44,387	170,305
Provisions reversed during the period	(91,105)	(26,271)	(18,911)	(136,287)
Translation adjustment	8,851	3,875	59	12,785
Balance as of December 31, 2024	156,056	78,380	66,986	301,422
Judicial proceedings
Judicial provisions refer to pending legal proceedings on employment matters, ordinary lawsuits, class actions suits, civil actions within criminal prosecutions and executive proceedings against Cibest Corporate Group. In the opinion of management, after receiving pertinent legal advice, the payments estimated to be made in connection with these proceedings will not generate significant losses in addition to the provisions recognized as of December 31, 2025 and 2024. In addition, Cibest Corporate Group does not expect to obtain any reimbursement from judicial proceedings raised against it and, therefore, has not recognized any assets for that purpose, see Note 21.2 Contingent liabilities.
Onerous contracts
For Cibest Corporate Group, an onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.
Financial guarantees
The table below shows the maximum exposure to credit risk and provision based on the bank´s internal credit rating system, 12 months Basel PD range and year-end stage classification:
As of December 31, 2025

Standard	PD range	Stage 1		Stage 2		Stage 3		Total(1)
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
Normal risk	0% - 3.11%	5,775,002	9	4,750	-	-	-	5,779,752	9
Acceptable risk	> 3.11% - 11.15%	103,636	1	772	-	-	-	104,408	1
Appreciable risk	> 11.15% - 72.75%	507,049	1	11,067	1	-	-	518,116	2
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	152,549	9,659	152,549	9,659
Total		6,385,687	11	16,589	1	152,549	9,659	6,554,825	9,671

As of December 31, 2024

Standard	PD range	Stage 1		Stage 2		Stage 3		Total
		Exposure	Provision	Exposure	Provision	Exposure	Provision	Exposure	Provision
Normal risk	0% - 3.11%	9,738,866	12	267	-	-	-	9,739,133	12
Acceptable risk	> 3.11% - 11.15%	173,730	14	10,563	1	8,000	2	192,293	17
Appreciable risk	> 11.15% - 72.75%	14,123	1	6,970	3	48,221	-	69,314	4
Significant risk	> 72.75% - 89.89%	-	-	-	-	-	-	-	-
Bad risk	> 89.89% - 100%	-	-	-	-	143,561	4,460	143,561	4,460
Total		9,926,719	27	17,800	4	199,782	4,462	10,144,301	4,493

The following table shows the maturity schedule for financial guarantees as of December 31, 2025, and 2024:
As of December 31, 2025

Maturity	Financial guarantees(1)
In millions of COP
Guarantees under 1 month	759,832
Guarantees greater than 1 month and up to 3 months(1)	1,018,158
Guarantees greater than 3 months and up to 1 year (1)	2,842,203
Guarantees greater than 1 year and up to 3 years(2)	1,249,931
Guarantees greater than 3 years and up to 5 years	632,287
Guarantees greater than 5 years	52,414
Total	6,554,825
(1) The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For further information, see Note 1, Reporting Entity; Note 2.D12, Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31, Discontinued Operation.
As of December 31, 2024

Maturity	Financial guarantees
In millions of COP
Guarantees under 1 month	744,077
Guarantees greater than 1 month and up to 3 months(1)	1,498,132
Guarantees greater than 3 months and up to 1 year(1)	5,036,939
Guarantees greater than 1 year and up to 3 years(2)	2,135,249
Guarantees greater than 3 years and up to 5 years	60,876
Guarantees greater than 5 years	669,028
Total	10,144,301

The total amount outstanding is the maximum potential payments which represent a “worse-case scenario” and does not reflect expected results.
Loan commitments
The following table shows the maturity schedule for loan commitments as of December 31, 2025, and 2024:
As of December 31, 2025

Maturity	Loan commitments
In millions of COP
Commitments under 1 month	409,239
Commitments greater than 1 month and up to 3 months	175,825
Commitments greater than 3 months and up to 1 year	7,894,165
Commitments greater than 1 year and up to 3 years	1,158,023
Commitments greater than 3 years and up to 5 years	3,274,107
Commitments greater than 5 years	151,615
Total(1)	13,062,974
(1) The variation corresponds mainly to Bancolombia S.A. and Bancolombia Panama S.A.
As of December 31, 2024

Maturity	Loan commitments
In millions of COP
Commitments under 1 month	606,027
Commitments greater than 1 month and up to 3 months	20,060
Commitments greater than 3 months and up to 1 year	5,962,608
Commitments greater than 1 year and up to 3 years	2,100,683
Commitments greater than 3 years and up to 5 years	2,959,532
Commitments greater than 5 years	395,847
Total	12,044,757

21.2. Contingent liabilities
As of December 31, 2025, Cibest Corporate Group does not have any liability resulting from administrative or judicial proceedings.
Please find below a list of liabilities arising from judicial or administrative proceedings involving entities whose financial statements are consolidated as of December 31, 2025, representing liabilities in excess of USD28,149

Some judicial proceedings involving claims for lower amounts, which were disclosed in the consolidated financial statements of Bancolombia S.A. in prior periods, are included herein to provide updated information to the reader.

BANCOLOMBIA S.A.
Neos Group S.A.S. (in reorganization) and Inversiones Davanic S.A.S.
On November 3, 2022, Bancolombia S.A. was served of a lawsuit in which Neos Group S.A.S. and Inversiones Davanic S.A.S. alleges that a loan agreement was entered between them, rather than a lease agreement. Neos Group S.A.S. and Inversiones Davanic S.A.S. also requested the rescission of the purchase and sale agreement on the ground that the price of the property was lower than its fair price.

The Neos Group S.A.S. and Inversiones Davanic S.A.S.'s claims amount is COP 65,000. The contingency is qualified as remote because the parties always intended to celebrate a lease agreement and not a different type of contract. On December 7, 2022, Bancolombia S.A. filed a brief with its defenses. As of December 31, 2025, the Court has not summoned the initial hearing. There is no provision for this proceeding.

Public Interest Class Action - Carlos Julio Aguilar and other

In this proceeding, a public interest class action was filed, in which the plaintiffs allege that due to the restructuring of Departamento del Valle's financial obligations and its performance plan, the Departamento del Valle's collective rights of the public administration and the public funds of the were breached. Bancolombia S.A. filed its defenses arguing that the agreement was made in accordance with the law.

On November 15, 2024, the First Instance Court issued a judgment in favor of Bancolombia S.A. The plaintiffs filed an appeal against the first instance judgment. As of December 31, 2025, the Second Instance Court has not issued a final decision. The contingency is qualified as eventual and there is no provision for this proceeding.

Remediation Plan for Santa Elena´s property
In 1987, Banco de Colombia (today Bancolombia S.A.) received a property located in Municipio de Cartagena, Colombia from the Federación Nacional de Algodoneros. After the transfer of the property to Bancolombia S.A., soil contamination from pesticides and herbicides was found on the property. Bancolombia S.A. commenced a civil responsibility judicial proceeding against the Federación Nacional de Algodoneros alleging environmental contamination.

On November 13, 2015, the Court issued the final judgment. In the judgment, the Court stated that the Federación Nacional de Algodoneros was liable for environmental damages and consequently, Bancolombia S.A. was not.

Despite not being liable for environmental damages, Bancolombia S.A. has assumed binding commitments to contract and pay for the property’s decontamination. As a result of these commitments, Bancolombia S.A. has conducted different decontamination processes over the years. Currently, Bancolombia S.A. has the approval of the Autoridad Nacional de Licencias Ambientales de Colombia (ANLA) for the execution of a remediation plan (plan de remediación) divided into three stages: Stage I, Stage II, and Stage III.

As of December 31, 2025, the ANLA's decision regarding the complementary studies of Stage I is still pending. Stage II concluded with the submission to ANLA of the report on the findings from the soil study. Likewise, pre-feasibility activities for Stage III are underway, and the implementation continues for the social management plan with the communities in the area of influence of the remediation plan, the emergency and contingency plan, the hazardous waste management plan, and the biotic environment protection plan.

The estimated time for the execution of the remediation plan is 36 months from July 2023, with the possibility of adjustment according to the results of the pre-feasibility and feasibility stage of Stage III and the supervening requirements of the competent authorities. As of December 31, 2025, there is a provision of COP 55,910 to attend the execution of the pending activities of the plan.

Constructora Primar S.A.S. (COMPLETED)

On June 7, 2022, Bancolombia S.A. was notified of a lawsuit filed by Incopav S.A.S., Constructora Primar S.A.S., Inversiones M & Galindo y Cía. S en C and Inversiones M & Baquero y Cía. S en C. The plaintiffs request the payment of the damages caused by Bancolombia S.A. for his decision not to fully finance of the Altos de San Jorge project.
The plaintiffs' claims amount is COP 107,344. The contingency is qualified as remote because the plaintiffs are not part of the mutual agreement entered into for the financing of the Altos de San Jorge project. On July 9, 2024, the First Instance Court ruled in favor of Bancolombia S.A. On February 19, 2025, the plaintiffs' appeal was deemed unsupported. The first instance judgment became final and binding.

As of December 31, 2025, the proceeding is terminated.

Tuvacol S.A.

On July 18, 2024, Bancolombia S.A. was served of the lawsuit filed by Tuvacol S.A. Tuvacol S.A. is requesting the payment of the damages caused by the alleged irregular payment of checks charged to its checking account. Bancolombia S.A. argues that the payments of the checks were correct. The plaintiff’s claims are COP 56,769.

The initial hearing has not been held. On August 15, 2025, a favorable ruling was issued for Bancolombia. Tuvacol filed an appeal against the decision. As of December 31, 2025, the case is pending a decision by the second-instance judge. The contingency is qualified as eventual and has a provision for COP 5,676.

FIDUCIARIA BANCOLOMBIA
Quinta Sur S.A.S.
In March 2022, Fiduciaria Bancolombia was notified of a lawsuit filed by Quinta Sur S.A.S. in liquidation proceeding. According to the lawsuit, Quinta Sur seeks indemnification for damages due to the non-transfer of the resources to beginning of a housing construction project, under the terms agreed in the trust agreement.

Fiduciaria Bancolombia alleges that it has complied with the law and the contract, arguing that the property on which the housing project was to be constructed did not fulfill the contractual requirements. The plaintiff’s claims amount is COP 128,599.

On August 24, 2023, the First Instance Court issued a favorable judgment to Fiduciaria Bancolombia. As of December 31, 2025, the Second Instance Court has not issued a final decision. The contingency is qualified as eventual and there is no provision for this proceeding.

BANCO AGRÍCOLA
Dirección General de Impuestos Internos of El Salvador
The authority on taxes of El Salvador (DGII), in accordance with the resolution of October 2018, determined that Banco Agrícola failed to declare and pay income taxes related to 2014’s fiscal year for a total of USD11,116 and related penalties.

In 2021, the appeal presented by Banco Agrícola was decided. The Tribunal de Apelaciones de los Impuestos Internos y Aduanas (TAII) modified the Resolution issued by DGII, adjusted the rental tax to USD6,341 and revoked the sanction.
Banco Agrícola filed a lawsuit before the Contentious Administrative Tribunal seeking to overrule DGII´s and TAII´s previous decisions in relation to the tax’s payment. As of December 31, 2025, the decision of the Contentious Administrative Tribunal is still pending.

The contingency is qualified as remote and there is no provision for this proceeding.

ARRENDADORA FINANCIERA S.A.
Cordal
Cordal filed a lawsuit against Arrendadora Financiera, seeking compensation for USD6,454. According to the lawsuit, Cordal was the owner of a current account in Arrendadora Financiera (formerly Banco Capital S.A.), and it alleged that it´s funds were irregularly transferred to third parties. Arrendadora Financiera alleges Cordal´s account was liquidated before the acquisition of Banco Capital S.A. and, therefore, no funds were transferred.
As of December 31, 2025, the proceeding is at the evidentiary stage. The contingency is qualified as remote and there is no provision for this proceeding. A former employee of the plaintiff was convicted of aggravated theft in connection with the facts of this lawsuit.
BANCO AGROMERCANTIL
Bapa Holdings Corp.
On September 20, 2022, a lawsuit against Banco Agromercantil was filed by Bapa Holdings Corp. The plaintiff alleges that it invested USD7,000 through a participation agreement with North Shore Development Company (NDSC) for the development of a housing project that was going to be built in a property, which was security for a loan given by Banco Agromercantil to NDSC, located in Roatan Island, Honduras. Bapa alleges that BAM caused damages due to its failure to provide information about NDSC´s financial situation and going through with the sale of the credit.

On October 24, 2022, BAM responded to the claim and filed exceptions alleging that it has no commercial relationship with Bapa, and the statute of limitations deadline expired. As of December 31, 2025, the Court has not ruled the exceptions to the lawsuit. The contingency is qualified as remote and there is no provision for this proceeding.

Superintendencia de Administración Tributaria (SAT)
The Superintendencia de Administración Tributaria (SAT) of Guatemala ordered a tax adjustment in the fiscal year 2014 of Banco Agromercantil´s rental tax declaration, duly paid by BAM, for a value of USD13,583 (including tax and sanction). BAM initiated legal proceedings against the decision adopted by the SAT, arguing the inadmissibility of the adjustment by applying the legal rule in an analogous way, the admissibility of the expense’s deductions of the revenue tax for being necessary to generate lien revenue and the non-withhold of the revenue tax in the interests paid to exempt people, arguing that they were appropriate according to the law.

As of December 31, 2025, the proceeding is pending the final decision from the Court. The contingency is qualified as remote and there is no provision for this proceeding.

BANISTMO (Discontinued operation)
Constructora Tymsa S.A.
In October 2021, Banistmo and Banistmo Investment were notified of a lawsuit in which the plaintiff alleged fraudulent acts involving the sale of the plaintiff´s property. Constructora Tymsa request the nullity of the public instrument of purchase through which property was transferred to Limipa S.A. Limipa S.A. requested a loan to Banistmo and guaranteed its obligation with an an administration and guarantee trust over the property. The trust was administered by Banistmo Investment. Constructora Tymsa alleges that the signatures and fingerprints in the public instrument of purchase, sale and in the mortgage in favor of Banistmo are false.
The plaintiff’s claims amount is USD10,000, in addition to interests, costs and expenses. Banistmo and Banistmo Investment allege they are not liable for any intentional or negligent conduct regarding to the alleged fraudulent sale of the property. As of December 31, 2025, the Court is pending of the resolution of three motions, including the motion for lack of jurisdiction alleged by the Bank, and to rule on the evidence presented in the proceeding. The Bank’s legal advisors have qualified the proceeding as eventual and there is no provision.

Deniss Rafael Pérez Perozo, Carlos Pérez Leal and others

Promotora Terramar (client of Banistmo, formerly HSBC Panamá) received USD299, through Visa Gift Cards issued by a foreign bank. These payments were received as a partial payment of 2 apartments located in Panamá City.

The Credit Card Securities and Fraud Prevention department of the HSBC bank detected an irregular activity by Promotora Terramar, when a monitoring alert was activated due to the high number of cards with the same BIN and bank. Therefore, pursuant to the Business Establishments Affiliate Agreement, HSBC reversed funds from Promotora Terramar´s accounts for COP 287. Nevertheless, after further investigations the money was refunded.

On October 2013, the plaintiffs filed a claim for compensation of the material and moral damages caused, which according to their valuation, amounts to USD5,252,000. Banistmo alleges it has complied with the contractual terms outlined in the Affiliate Agreement, that Mr. and Mrs Perez Leal are not customers of the Bank and thar the statute of limitations deadline has lapsed.

As of December 31, 2025, the lawsuit has not been notified to the parties. The contingency is qualified as remote and there is no provision for this proceeding.
DD&C, Carlos Pérez Leal and Others
In October 2022, Banistmo received a communication announcing the filing of a legal action in the Tribunal of First Instance of Kaloum in the Republic of Guinea. This action was commenced by Inversiones DD&C, Carlos Perez Leal and other natural persons against the Central Bank of the Republic of Guinea (“BCRG”) and five international banks, including Banistmo. The action seeks compensatory damages derived from alleged fraud involving six international transfers for a total USD1,900 that Inversiones DD&C, who was a client of Banistmo at the time, ordered to be made to a bank account at the BCRG.

The parties who commenced the action are seeking USD28,100 in “dommages matériels” (which are damages for alleged economic loss), as well as additional amounts in “dommages moraux” (which are damages for alleged non-economic loss, including alleged psychological suffering and moral anguish).

On May 22, 2023, a favorable First Instance judgment was issued for Banistmo. The plaintiff filed an appeal against the decision. On October 23, 2024, the Second Instance Court issued a favorable judgment to Banistmo. As of December 31, 2025, there is still pending to decide the appeal filed by the plaintiff before the Supreme Court of Guinea.

The contingency is qualified as remote and there is not provision for this proceeding.

Interfast Panamá & Pacific Point 96624

In February 2024, Banistmo and Banistmo Investment were served of a lawsuit filed against them and against 2020 Debt Investors Corp and José Talgham Cohen. The plaintiffs seek compensation for damages originated from the assignment of credit agreement made by Banistmo as the assignor in benefit of the assignee 2020 Debt Investors Corp., of a credit operation managed by Inverfast Panamá for a value of USD 2,000. The loan was secured with a trust of administration and guarantee of real state set up on Banistmo Investment.

The plaintiffs alleges that the credit assignment agreement presented irregularities and deviations from Banistmo and breach of fiduciary duties from Banistmo Investment. The plaintiff’s claims amount is USD 15,000.

As of December 31, 2025, the proceeding is pending rule a clarification motion of the plaintiff´s complaint.

The contingency is qualified as remote and there is no provision for this matter.